Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill.
Goodwill

8. Goodwill

        Changes in the carrying amount of goodwill are summarized as follows:

	December 31,
	2014	2013
Beginning of year	$19,148	$19,148
Effect of acquisitions	—	—
Impairment losses	—	—

End of year	$19,148	$19,148